CHAPMAN AND CUTLER LLP
                     111 WEST MONROE STREET
                     CHICAGO, ILLINOIS 60603



                         August 1, 2008



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attn:  Vincent J. DiStefano

     Re:                       FT 1809
             Cons. Growth Sept. 08  Term 12/10/09
            Moderate Growth Sept. 08  Term 12/10/09
                         (the Trusts)

Dear Mr. DiStefano:

     Included herewith please find a copy of Amendment No. 1 to the Registration Statement for the above referenced unit investment trusts as filed with the Securities and Exchange
Commission  (the  Commission) on July 30,  2008.   First  Trust
Portfolios  L.P.  (First  Trust  or  Sponsor)  will  act   as
depositor and sponsor of the Trusts. The Trusts will invest in a portfolio of common stocks and exchange-traded funds (ETFs). As certain of the ETFs in which the Trusts will invest are structured as open-end management investment companies, the Trusts are not eligible to go automatically effective in reliance on Rule 487 under the Securities Act of 1933, as amended (the Securities Act). A recent example of a similar unit investment trust which included ETFs in its portfolio is FT 1770 (File No. 333-151687), declared effective by the Commission on July 22, 2008.

     The purpose of this Amendment is to update the prospectus.

        We  are  advised  that First Trust  proposes  to  deposit
securities and to activate the subject Trust on or about September 10, 2008, or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of First Trust that the Registration Statement filed under the Securities Act be made effective. Based upon the foregoing, as specified in Securities Act Release No. 6510, we respectfully request selective review of the inclusion in the Trust of the ETFs by the staff of the Commission and ask that the Trust be granted effectiveness by the staff as early as possible on September 10, 2008.

     Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

     No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (file No. 811-05903) are intended to apply not only to that series of the fund, but to all "subsequent series" as well.

     In the event that there are any questions in respect hereto, or if there is any way in which we can be of assistance, please do not hesitate to telephone either the undersigned at (312/845-
3017) or Eric F. Fess at (312/845-3781).

                                    Very truly yours,

                                    CHAPMAN AND CUTLER LLP



                                    By  /s/ Brian D. Free
                                       ---------------------
                                          Brian D. Free

cc:  Eric F. Fess
     W. Scott Jardine

Enclosure